DERIVATIVES AND FINANCIAL INSTRUMENTS (Schedule of Foreign Currency Risk Short Term Financial Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Cash	$ 6,275	$ 6,854
Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	394	81
Trade and other receivable	1,247	894
Trade and other payables	(2,350)	(1,995)
Total exposure	(709)	(1,020)
GBP [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	138	122
Trade and other receivable	71	113
Trade and other payables	(27)	(51)
Total exposure	182	184
SEK [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	10	9
Trade and other receivable		38
Trade and other payables	(142)	(146)
Total exposure	(132)	(99)
CAD [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	3,265	2,512
Trade and other receivable	337	430
Trade and other payables	(47)	(103)
Total exposure	3,555	2,839
BRL [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	238	322
Trade and other receivable	1,871	2,065
Trade and other payables	(796)	(1,621)
Total exposure	1,313	766
Other [Member]
Disclosure of detailed information about financial instruments [line items]
Cash		6
Trade and other receivable		6
Trade and other payables		(2)
Total exposure		$ 10